UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHYX High Yield Fund –
.
PAHIX High Yield Fund–
.
Advisor  Class
PRHIX High Yield Fund–
.
I  Class
TRKZX High Yield Fund–
.
Z Class

T. ROWE PRICE High Yield Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE High Yield Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE High Yield Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE High Yield Fund
Portfolio Summary

Note: Copyright © 2023 Fitch
Ratings, Inc., Fitch Ratings
Ltd. and its subsidiaries.
Note: © 2023, Moody’s
Corporation, Moody’s
Investors Service, Inc.,
Moody’s Analytics, Inc.
and/or their licensors
and affiliates (collectively,
“Moody’s”). All rights
reserved. Moody’s ratings
and other information
(“Moody’s Information”)
are proprietary to Moody’s
and/or its licensors and are
protected by copyright and
other intellectual property
laws. Moody’s Information is
licensed to Client by Moody’s.
MOODY’S INFORMATION
MAY NOT BE COPIED
OR OTHERWISE
REPRODUCED,
REPACKAGED, FURTHER
TRANSMITTED,
TRANSFERRED,
DISSEMINATED, REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN WHOLE OR IN PART,
IN ANY FORM OR MANNER OR BY ANY MEANS WHATSOEVER,
BY ANY PERSON WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
5/31/23 11/30/23
BBB/BB Rated and Above 5.2% 5.1%
BB Rated 26.6 24.8
BB/B Rated 19.1 21.6
B Rated 31.3 29.6
B/CCC Rated 3.8 4.2
CCC Rated and Below 9.7 10.4
Not Rated 2.3 2.6
Equities 3.0 3.9
Default 0.0 0.0
Short-Term Holdings* -1.0 -2.2
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
*Short-term holdings are not rated.
Historical weightings reflect current ratings.

T. ROWE PRICE High Yield Fund

income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE High Yield Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/23
Charter Communications 2.2%
TransDigm Group 2.1
Venture Global 1.9
Asurion 1.8
Rivian Automotive 1.6
Tenet Healthcare 1.5
Navient 1.5
Ford Motor 1.4
UKG 1.3
Vistra 1.3
Carnival 1.3
Teva Pharmaceutical 1.2
Hub International 1.2
OneMain Holdings 1.1
Royal Caribbean Cruises 1.1
Sirius XM Radio 1.1
DISH Network 1.0
Community Health Systems 1.0
Scientific Games 1.0
Caesars Entertainment 0.9
CDK Global 0.9
Cloud Software 0.9
Norwegian Cruise Lines 0.9
Goodyear Tire & Rubber 0.9
Clear Channel Worldwide 0.8
Total 31.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE High Yield Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE High Yield Fund

HIGH YIELD FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,059.70 $3.60
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.50   3.54
Advisor Class
Actual   1,000.00   1,058.00   5.30
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.85   5.20
I Class
Actual   1,000.00   1,060.10   3.19
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.90   3.13
Z Class
Actual   1,000.00   1,063.30   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.70%,
the
2
Advisor Class was 1.03%, the
3
I Class was 0.62%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 5 .60 $ 5 .98 $ 6 .65 $ 6 .19 $ 6 .48 $ 6 .53
Investment activities
Net investment
income
(1)(2)
0 .19 0 .35 0 .33 0 .33 0 .36 0 .38
Net realized and
unrealized gain/loss 0 .14 ( 0 .37 ) ( 0 .66 ) 0 .46 ( 0 .30 ) ( 0 .04 )
Total from
investment activities 0 .33 ( 0 .02 ) ( 0 .33 ) 0 .79 0 .06 0 .34
Distributions
Net investment
income ( 0 .19 ) ( 0 .35 ) ( 0 .34 ) ( 0 .33 ) ( 0 .35 ) ( 0 .39 )
Net realized gain — ( 0 .01 ) — — — —
Total distributions ( 0 .19 ) ( 0 .36 ) ( 0 .34 ) ( 0 .33 ) ( 0 .35 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 5 .74 $ 5 .60 $ 5 .98 $ 6 .65 $ 6 .19 $ 6 .48

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5 .97% ( 0 .18 ) % ( 5 .23 ) % 13 .07% 0 .87% 5 .39%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .79%
(4)
0 .80% 0 .73% 0 .70% 0 .72% 0 .72%
Net expenses after
waivers/payments
by Price Associates 0 .70%
(4)
0 .70% 0 .70% 0 .70% 0 .71% 0 .72%
Net investment
income 6 .69%
(4)
6 .24% 5 .02% 5 .13% 5 .49% 5 .95%
Portfolio turnover rate 16 .5% 29 .7% 45 .5% 55 .0% 42 .2% 60 .6%
Net assets, end of
period (in millions) $1,130 $1,080 $1,252 $2,394 $3,317 $5,579
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 5 .59 $ 5 .96 $ 6 .64 $ 6 .17 $ 6 .46 $ 6 .51
Investment activities
Net investment
income
(1)(2)
0 .18 0 .33 0 .32 0 .31 0 .34 0 .37
Net realized and
unrealized gain/loss 0 .14 ( 0 .36 ) ( 0 .68 ) 0 .47 ( 0 .30 ) ( 0 .05 )
Total from
investment activities 0 .32 ( 0 .03 ) ( 0 .36 ) 0 .78 0 .04 0 .32
Distributions
Net investment
income ( 0 .18 ) ( 0 .33 ) ( 0 .32 ) ( 0 .31 ) ( 0 .33 ) ( 0 .37 )
Net realized gain — ( 0 .01 ) — — — —
Total distributions ( 0 .18 ) ( 0 .34 ) ( 0 .32 ) ( 0 .31 ) ( 0 .33 ) ( 0 .37 )
NET ASSET VALUE
End of period $ 5 .73 $ 5 .59 $ 5 .96 $ 6 .64 $ 6 .17 $ 6 .46

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5 .80% ( 0 .31 ) % ( 5 .67 ) % 12 .89% 0 .58% 5 .10%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .03%
(4)
1 .00% 0 .99% 1 .00% 0 .99% 0 .99%
Net expenses after
waivers/payments
by Price Associates 1 .03%
(4)
1 .00% 0 .99% 1 .00% 0 .99% 0 .99%
Net investment
income 6 .37%
(4)
5 .93% 4 .92% 4 .92% 5 .25% 5 .72%
Portfolio turnover rate 16 .5% 29 .7% 45 .5% 55 .0% 42 .2% 60 .6%
Net assets, end of
period (in millions) $18 $18 $24 $30 $285 $320
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 5 .60 $ 5 .98 $ 6 .66 $ 6 .19 $ 6 .48 $ 6 .53
Investment activities
Net investment
income
(1)(2)
0 .19 0 .36 0 .34 0 .34 0 .36 0 .39
Net realized and
unrealized gain/loss 0 .14 ( 0 .37 ) ( 0 .67 ) 0 .47 ( 0 .29 ) ( 0 .04 )
Total from
investment activities 0 .33 ( 0 .01 ) ( 0 .33 ) 0 .81 0 .07 0 .35
Distributions
Net investment
income ( 0 .19 ) ( 0 .36 ) ( 0 .35 ) ( 0 .34 ) ( 0 .36 ) ( 0 .40 )
Net realized gain — ( 0 .01 ) — — — —
Total distributions ( 0 .19 ) ( 0 .37 ) ( 0 .35 ) ( 0 .34 ) ( 0 .36 ) ( 0 .40 )
NET ASSET VALUE
End of period $ 5 .74 $ 5 .60 $ 5 .98 $ 6 .66 $ 6 .19 $ 6 .48

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
6 .01% ( 0 .09 ) % ( 5 .27 ) % 13 .36% 0 .98% 5 .51%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .62%
(4)
0 .62% 0 .60% 0 .60% 0 .60% 0 .61%
Net expenses after
waivers/payments
by Price Associates 0 .62%
(4)
0 .62% 0 .60% 0 .60% 0 .60% 0 .61%
Net investment
income 6 .77%
(4)
6 .32% 5 .21% 5 .24% 5 .61% 6 .04%
Portfolio turnover rate 16 .5% 29 .7% 45 .5% 55 .0% 42 .2% 60 .6%
Net assets, end of
period (in millions) $2,453 $2,568 $2,880 $2,068 $1,707 $1,970
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5 .61 $ 5 .99 $ 6 .66 $ 6 .19 $ 5 .76
Investment activities
Net investment income
(2)(3)
0 .21 0 .39 0 .38 0 .38 0 .08
Net realized and unrealized gain/
loss 0 .14 ( 0 .37 ) ( 0 .66 ) 0 .47 0 .43
(4)
Total from investment activities 0 .35 0 .02
(5)
( 0 .28 ) 0 .85 0 .51
Distributions
Net investment income ( 0 .21 ) ( 0 .39 ) ( 0 .39 ) ( 0 .38 ) ( 0 .08 )
Net realized gain — ( 0 .01 ) — — —
Total distributions ( 0 .21 ) ( 0 .40 ) ( 0 .39 ) ( 0 .38 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 5 .75 $ 5 .61 $ 5 .99 $ 6 .66 $ 6 .19

T. ROWE PRICE High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(6)
6 .33% 0 .53% ( 4 .55 ) % 14 .03% 8 .93%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0 .60%
(7)
0 .60% 0 .59% 0 .59% 0 .60%
(7)
Net expenses after waivers/
payments by Price Associates 0 .00%
(7)
0 .00% 0 .00% 0 .00% 0 .00%
(7)
Net investment income 7 .39%
(7)
6 .95% 5 .77% 5 .84% 6 .53%
(7)
Portfolio turnover rate 16 .5% 29 .7% 45 .5% 55 .0% 42 .2%
Net assets, end of period (in
millions) $3,327 $3,186 $3,316 $3,970 $2,547
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE High Yield Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 4.5% (1)
Airlines 0.2%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.798%, 6/21/27  12,424 12,792
12,792
Automotive 0.2%
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 8.207%, 2/5/26  14,347 14,348
14,348
Broadcasting 0.1%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.257%, 10/11/29  (2)
(3) 6,400 6,272
6,272
Energy 0.1%
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.198%, 3/11/26  10,070 10,051
10,051
Information Technology 0.4%
Boxer Parent, FRN, 1M TSFR + 5.50%, 10.963%, 2/27/26  10,925 10,877
RealPage, FRN, 1M TSFR + 6.50%, 11.963%, 4/23/29  15,551 15,428
26,305
Services 1.7%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.198%, 12/10/29  31,260 26,621
UKG, FRN, 3M TSFR + 3.25%, 8.764%, 5/4/26  24,628 24,628
UKG, FRN, 3M TSFR + 5.25%, 10.764%, 5/3/27  66,960 66,919
118,168
Wireless Communications 1.8%
Asurion, FRN, 1M TSFR + 5.25%, 10.713%, 1/31/28  69,714 62,419
Asurion, FRN, 1M TSFR + 5.25%, 10.713%, 1/20/29  67,225 59,360
121,779
Total Bank Loans (Cost $327,255) 309,715
COMMON STOCKS 0.9%
Gaming 0.0%
New Cotai Participation, Class B  (2)(3)(4) — —
—
Health Care 0.5%
Avantor (2) 817 17,308
Becton Dickinson & Company  57 13,536
30,844
Manufacturing 0.2%
Danaher  53 11,783
11,783

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 0.2%
Constellium (2) 928 16,155
16,155
Total Common Stocks (Cost $49,847) 58,782
CONVERTIBLE BONDS 0.2%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29  (4) 9,770 10,779
10,779
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 4,052
4,052
Total Convertible Bonds (Cost $18,179) 14,831
CONVERTIBLE PREFERRED STOCKS 0.1%
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27  (2)(3) 47 —
—
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,963  (2)(3)(5) 9 8,851
8,851
Total Convertible Preferred Stocks (Cost $8,979) 8,851
CORPORATE BONDS 91.5%
Aerospace & Defense 2.2%
Spirit AeroSystems, 9.75%, 11/15/30  (4) 9,920 10,441
TransDigm, 5.50%, 11/15/27  6,980 6,710
TransDigm, 6.25%, 3/15/26  (4) 49,085 48,717
TransDigm, 6.75%, 8/15/28  (4) 19,570 19,570
TransDigm, 6.875%, 12/15/30  (4) 47,753 47,753
TransDigm, 7.125%, 12/1/31  (4) 13,316 13,549
TransDigm, 7.50%, 3/15/27  7,000 7,017
153,757
Airlines 1.1%
American Airlines, 5.50%, 4/20/26  (4) 23,700 23,315
American Airlines, 5.75%, 4/20/29  (4) 27,295 26,067
Mileage Plus Holdings, 6.50%, 6/20/27  (4) 8,389 8,347
United Airlines, 4.625%, 4/15/29  (4) 20,425 18,178
75,907

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Automotive 6.4%
Adient Global Holdings, 8.25%, 4/15/31  (4)(6) 20,590 20,847
Benteler International, 10.50%, 5/15/28  (4)(6) 6,870 7,076
Clarios Global, 8.50%, 5/15/27  (4) 31,075 31,230
Dana, 4.25%, 9/1/30  1,980 1,668
Dana, 5.625%, 6/15/28  (6) 34,105 32,357
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (4) 14,175 16,382
Ford Motor, 6.10%, 8/19/32  (6) 43,755 42,662
Ford Motor, 7.45%, 7/16/31  1,725 1,819
Ford Motor, 9.625%, 4/22/30  12,640 14,500
Ford Motor Credit, 7.35%, 11/4/27  22,265 22,908
Ford Motor Credit, 7.35%, 3/6/30  15,470 16,109
Goodyear Tire & Rubber, 5.00%, 7/15/29  (6) 4,115 3,755
Goodyear Tire & Rubber, 5.25%, 4/30/31  17,000 14,875
Goodyear Tire & Rubber, 5.25%, 7/15/31  (6) 27,450 23,744
Goodyear Tire & Rubber, 5.625%, 4/30/33  19,830 17,004
Jaguar Land Rover Automotive, 5.875%, 1/15/28  (4) 8,600 8,256
Jaguar Land Rover Automotive, 7.75%, 10/15/25  (4) 5,714 5,764
LCM Investments Holdings II, 4.875%, 5/1/29  (4) 14,475 12,557
Metis Merger Sub, 6.50%, 5/15/29  (4) 33,345 28,010
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26  (4) 95,790 95,790
Tenneco, 8.00%, 11/17/28  (4) 17,000 13,983
ZF North America Capital, 6.875%, 4/14/28  (4) 4,420 4,464
ZF North America Capital, 7.125%, 4/14/30  (4) 5,865 5,997
441,757
Broadcasting 4.9%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (4)(6) 14,825 11,638
Clear Channel Outdoor Holdings, 7.75%, 4/15/28  (4)(6) 28,775 23,524
Clear Channel Outdoor Holdings, 9.00%, 9/15/28  (4) 21,380 21,594
CMG Media, 8.875%, 12/15/27  (4) 30,270 24,367
Gray Escrow II, 5.375%, 11/15/31  (4) 22,685 16,163
iHeartCommunications, 5.25%, 8/15/27  (4) 11,152 8,476
iHeartCommunications, 8.375%, 5/1/27  (6) 26,656 18,559
Lamar Media, 4.00%, 2/15/30  1,966 1,745
Lamar Media, 4.875%, 1/15/29  17,994 17,004
Neptune Bidco U.S., 9.29%, 4/15/29  (4) 21,125 19,699
Nexstar Media, 5.625%, 7/15/27  (4) 1,294 1,220
Outfront Media Capital, 4.25%, 1/15/29  (4) 3,940 3,393
Outfront Media Capital, 7.375%, 2/15/31  (4) 5,030 5,156
Scripps Escrow, 5.875%, 7/15/27  (4) 12,285 10,304
Sirius XM Radio, 4.00%, 7/15/28  (4) 32,360 28,800
Sirius XM Radio, 4.125%, 7/1/30  (4) 22,040 18,569
Sirius XM Radio, 5.00%, 8/1/27  (4) 25,425 24,154
Stagwell Global, 5.625%, 8/15/29  (4) 37,860 33,127
Townsquare Media, 6.875%, 2/1/26  (4)(6) 13,725 13,210

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, 6.625%, 6/1/27  (4) 15,070 14,806
Univision Communications, 7.375%, 6/30/30  (4) 15,625 15,312
Univision Communications, 8.00%, 8/15/28  (4)(6) 11,690 11,778
342,598
Building & Real Estate 1.0%
Brookfield Residential Properties, 6.25%, 9/15/27  (4) 8,075 7,580
Castle U.K. Finco, 7.00%, 5/15/29 (GBP)  (4) 4,675 4,691
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (4) 19,725 18,665
Howard Hughes, 4.125%, 2/1/29  (4) 17,145 14,659
Howard Hughes, 4.375%, 2/1/31  (4) 9,185 7,624
Howard Hughes, 5.375%, 8/1/28  (4) 15,510 14,482
67,701
Building Products 1.7%
Advanced Drainage Systems, 6.375%, 6/15/30  (4) 5,590 5,485
Beacon Roofing Supply, 6.50%, 8/1/30  (4) 4,765 4,759
Builders FirstSource, 6.375%, 6/15/32  (4) 6,625 6,517
New Enterprise Stone & Lime, 5.25%, 7/15/28  (4) 16,005 14,845
PGT Innovations, 4.375%, 10/1/29  (4) 10,880 10,268
Specialty Building Products Holdings, 6.375%, 9/30/26  (4) 15,155 14,663
SRS Distribution, 6.00%, 12/1/29  (4) 12,995 11,354
Summit Materials, 5.25%, 1/15/29  (4) 24,640 22,946
Summit Materials, 6.50%, 3/15/27  (4) 14,375 14,267
Summit Materials, 7.25%, 1/15/31  (4) 9,330 9,393
114,497
Cable Operators 6.8%
Altice Financing, 5.00%, 1/15/28  (4) 42,875 36,444
Altice Financing, 5.75%, 8/15/29  (4) 21,665 17,819
Altice France Holding, 6.00%, 2/15/28  (4) 62,220 25,199
Altice France Holding, 10.50%, 5/15/27  (4) 42,405 22,528
C&W Senior Financing, 6.875%, 9/15/27  (4) 21,285 19,444
CCO Holdings, 4.50%, 8/15/30  (4) 21,590 18,459
CCO Holdings, 4.50%, 6/1/33  (4) 29,195 23,429
CCO Holdings, 6.375%, 9/1/29  (4) 74,500 71,706
CCO Holdings, 7.375%, 3/1/31  (4) 36,835 36,835
CSC Holdings, 5.75%, 1/15/30  (4) 14,805 8,365
CSC Holdings, 6.50%, 2/1/29  (4) 34,835 29,436
CSC Holdings, 7.50%, 4/1/28  (4)(6) 24,805 16,867
DIRECTV Financing, 5.875%, 8/15/27  (4) 8,660 7,761
DISH DBS, 5.25%, 12/1/26  (4) 11,695 9,356
DISH DBS, 5.75%, 12/1/28  (4) 16,650 12,321
DISH DBS, 7.375%, 7/1/28  12,155 6,017
DISH DBS, 7.75%, 7/1/26  20,270 12,061
DISH Network, 11.75%, 11/15/27  (4) 26,755 26,554
GCI, 4.75%, 10/15/28  (4) 16,575 14,835
LCPR Senior Secured Financing, 6.75%, 10/15/27  (4) 4,977 4,666

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Midcontinent Communications, 5.375%, 8/15/27  (4) 4,567 4,247
Radiate Holdco, 6.50%, 9/15/28  (4) 15,550 7,231
Vmed O2 U.K. Financing I, 4.75%, 7/15/31  (4) 50,495 43,047
474,627
Chemicals 2.6%
Avient, 7.125%, 8/1/30  (4) 24,679 24,741
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31  (4) 7,945 8,173
Celanese U.S. Holdings, 6.55%, 11/15/30  (6) 6,785 6,940
Celanese U.S. Holdings, 6.70%, 11/15/33  (6) 24,665 25,582
Compass Minerals International, 6.75%, 12/1/27  (4) 2,765 2,682
CVR Partners, 6.125%, 6/15/28  (4) 23,275 21,267
GPD, 10.125%, 4/1/26  (4) 21,890 19,893
Methanex, 5.125%, 10/15/27  8,088 7,613
Methanex, 5.25%, 12/15/29  7,440 6,845
Methanex, 5.65%, 12/1/44  6,149 4,919
Tronox, 4.625%, 3/15/29  (4)(6) 12,575 10,689
Windsor Holdings III, 8.50%, 6/15/30  (4) 24,005 24,665
WR Grace Holdings, 5.625%, 8/15/29  (4) 21,150 17,634
181,643
Consumer Products 0.8%
Kontoor Brands, 4.125%, 11/15/29  (4) 8,920 7,749
Life Time, 5.75%, 1/15/26  (4) 14,956 14,657
Life Time, 8.00%, 4/15/26  (4)(6) 17,289 17,267
Wolverine World Wide, 4.00%, 8/15/29  (4) 17,155 13,167
52,840
Container 1.6%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29  (4)(6) 17,499 13,912
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (4) 14,395 13,927
Ball, 6.00%, 6/15/29  24,050 23,990
Ball, 6.875%, 3/15/28  23,845 24,292
Sealed Air, 5.00%, 4/15/29  (4) 6,720 6,266
Sealed Air, 6.125%, 2/1/28  (4) 7,795 7,688
Sealed Air, 6.875%, 7/15/33  (4) 7,000 6,991
Sealed Air, 7.25%, 2/15/31  (4) 9,125 9,342
Trident TPI Holdings, 12.75%, 12/31/28  (4) 4,600 4,853
111,261
Energy 12.9%
Aethon United BR, 8.25%, 2/15/26  (4) 24,935 25,091
AmeriGas Partners, 5.50%, 5/20/25  5,010 4,897
AmeriGas Partners, 9.375%, 6/1/28  (4) 5,340 5,460
Antero Resources, 7.625%, 2/1/29  (4) 3,402 3,479
Archrock Partners, 6.875%, 4/1/27  (4) 7,035 6,982
Chesapeake Energy, 6.75%, 4/15/29  (4) 31,105 31,027
Civitas Resources, 8.375%, 7/1/28  (4) 7,140 7,301
Civitas Resources, 8.625%, 11/1/30  (4) 7,880 8,136

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Civitas Resources, 8.75%, 7/1/31  (4) 10,700 11,048
Comstock Resources, 5.875%, 1/15/30  (4) 14,255 12,366
Comstock Resources, 6.75%, 3/1/29  (4) 9,155 8,423
Crescent Energy Finance, 7.25%, 5/1/26  (4) 30,380 30,152
Crescent Energy Finance, 9.25%, 2/15/28  (4) 17,305 17,867
DCP Midstream Operating, 6.75%, 9/15/37  (4) 17,875 18,836
DCP Midstream Operating, 8.125%, 8/16/30  2,160 2,430
Diamond Foreign Asset, 8.50%, 10/1/30  (4) 14,375 14,375
Endeavor Energy Resources, 5.75%, 1/30/28  (4) 10,603 10,364
Energy Transfer, 6.00%, 2/1/29  (4) 6,010 5,920
Energy Transfer, 7.375%, 2/1/31  (4) 13,848 14,212
Ferrellgas, 5.375%, 4/1/26  (4) 16,640 15,850
Ferrellgas, 5.875%, 4/1/29  (4) 17,310 15,795
Gulfport Energy, 8.00%, 5/17/26  (4) 11,970 12,105
Hilcorp Energy I, 5.75%, 2/1/29  (4) 8,357 7,814
Hilcorp Energy I, 6.00%, 4/15/30  (4) 5,865 5,454
Hilcorp Energy I, 6.00%, 2/1/31  (4) 10,390 9,585
Hilcorp Energy I, 6.25%, 4/15/32  (4) 11,395 10,483
Hilcorp Energy I, 8.375%, 11/1/33  (4) 21,846 22,501
Kinetik Holdings, 5.875%, 6/15/30  (4) 37,200 35,536
Magnolia Oil & Gas Operating, 6.00%, 8/1/26  (4) 41,585 40,441
Matador Resources, 5.875%, 9/15/26  7,776 7,620
NGL Energy Operating, 7.50%, 2/1/26  (4) 35,531 35,575
Northriver Midstream Finance, 5.625%, 2/15/26  (4) 11,205 10,883
NuStar Logistics, 5.625%, 4/28/27  11,880 11,642
NuStar Logistics, 5.75%, 10/1/25  7,878 7,819
Occidental Petroleum, 6.20%, 3/15/40  26,120 25,728
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,365
Occidental Petroleum, 7.95%, 6/15/39  16,520 18,461
Range Resources, 4.75%, 2/15/30  (4)(6) 7,205 6,539
Range Resources, 8.25%, 1/15/29  5,870 6,068
Rockcliff Energy II, 5.50%, 10/15/29  (4) 8,625 8,010
Seadrill Finance, 8.375%, 8/1/30  (4) 21,400 21,882
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.138%,
12/15/28  (4) 17,600 17,248
Solaris Midstream Holdings, 7.625%, 4/1/26  (4) 8,490 8,235
Southwestern Energy, 4.75%, 2/1/32  39,910 35,520
Southwestern Energy, 5.375%, 3/15/30  12,685 12,035
Tallgrass Energy Partners, 6.00%, 3/1/27  (4) 9,025 8,664
Tallgrass Energy Partners, 6.00%, 12/31/30  (4) 15,270 13,743
Tallgrass Energy Partners, 6.00%, 9/1/31  (4) 17,225 15,416
Transocean, 6.80%, 3/15/38  18,630 13,973
Transocean, 8.75%, 2/15/30  (4) 23,094 23,555
Transocean, 11.50%, 1/30/27  (4) 10,835 11,241
Transocean Aquila, 8.00%, 9/30/28  (4) 7,550 7,541
Valaris, 8.375%, 4/30/30  (4) 10,905 10,973

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (4) 35,555 34,933
Venture Global LNG, 8.125%, 6/1/28  (4) 17,610 17,434
Venture Global LNG, 8.375%, 6/1/31  (4) 55,270 54,303
Venture Global LNG, 9.50%, 2/1/29  (4) 17,310 17,851
Vermilion Energy, 6.875%, 5/1/30  (4)(6) 15,500 14,706
893,893
Entertainment & Leisure 5.1%
Carnival, 6.00%, 5/1/29  (4) 1,210 1,113
Carnival, 7.00%, 8/15/29  (4) 9,545 9,688
Carnival, 7.625%, 3/1/26  (4)(6) 46,490 46,722
Carnival, 10.50%, 6/1/30  (4)(6) 27,185 28,952
CDI Escrow Issuer, 5.75%, 4/1/30  (4) 20,555 19,245
Cedar Fair, 5.25%, 7/15/29  8,370 7,638
Cinemark USA, 5.25%, 7/15/28  (4)(6) 34,875 31,388
Live Nation Entertainment, 4.75%, 10/15/27  (4)(6) 12,075 11,351
Motion Finco, 7.375%, 6/15/30 (EUR)  (4) 9,745 10,560
NCL, 5.875%, 3/15/26  (4) 19,710 18,675
NCL, 5.875%, 2/15/27  (4) 9,150 8,830
NCL, 7.75%, 2/15/29  (4) 22,090 20,875
NCL, 8.125%, 1/15/29  (4) 6,446 6,551
NCL Finance, 6.125%, 3/15/28  (4) 5,740 5,202
Royal Caribbean Cruises, 5.375%, 7/15/27  (4) 10,900 10,437
Royal Caribbean Cruises, 5.50%, 4/1/28  (4) 12,378 11,790
Royal Caribbean Cruises, 8.25%, 1/15/29  (4) 13,750 14,386
Royal Caribbean Cruises, 9.25%, 1/15/29  (4) 16,740 17,828
Royal Caribbean Cruises, 11.625%, 8/15/27  (4) 15,285 16,565
SeaWorld Parks & Entertainment, 5.25%, 8/15/29  (4)(6) 26,145 23,857
Six Flags Entertainment, 5.50%, 4/15/27  (4) 18,435 17,559
Six Flags Entertainment, 7.25%, 5/15/31  (4) 13,595 13,119
352,331
Financial 8.9%
Acrisure, 7.00%, 11/15/25  (4) 18,470 18,170
Acrisure, 10.125%, 8/1/26  (4)(6) 24,970 25,719
Alliant Holdings Intermediate, 5.875%, 11/1/29  (4) 8,595 7,746
Alliant Holdings Intermediate, 6.75%, 10/15/27  (4) 31,917 30,521
AmWINS Group, 4.875%, 6/30/29  (4) 7,895 7,106
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29  (4) 18,060 14,651
Cobra AcquisitionCo, 6.375%, 11/1/29  (4) 13,230 9,790
Enact Holdings, 6.50%, 8/15/25  (4) 40,740 40,282
GTCR AP Finance, 8.00%, 5/15/27  (4) 19,525 19,427
HUB International, 5.625%, 12/1/29  (4) 25,111 22,757
HUB International, 7.00%, 5/1/26  (4) 15,675 15,597
HUB International, 7.25%, 6/15/30  (4) 42,120 43,068
Icahn Enterprises, 6.25%, 5/15/26  11,600 10,933
Jane Street Group, 4.50%, 11/15/29  (4) 13,465 12,068

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (4) 20,555 21,274
LPL Holdings, 4.00%, 3/15/29  (4) 13,290 11,828
LPL Holdings, 4.375%, 5/15/31  (4) 2,150 1,852
Midcap Financial Issuer Trust, 5.625%, 1/15/30  (4) 12,810 10,312
Midcap Financial Issuer Trust, 6.50%, 5/1/28  (4) 24,890 21,530
Navient, 4.875%, 3/15/28  18,380 16,289
Navient, 5.00%, 3/15/27  7,740 7,208
Navient, 5.50%, 3/15/29  17,480 15,229
Navient, 6.75%, 6/15/26  12,250 12,189
Navient, 9.375%, 7/25/30  28,765 29,520
Navient, 11.50%, 3/15/31  16,405 17,635
OneMain Finance, 3.50%, 1/15/27  8,640 7,700
OneMain Finance, 5.375%, 11/15/29  (6) 8,060 7,254
OneMain Finance, 6.625%, 1/15/28  16,230 15,743
OneMain Finance, 7.125%, 3/15/26  5,820 5,856
OneMain Finance, 9.00%, 1/15/29  38,163 39,308
PennyMac Financial Services, 4.25%, 2/15/29  (4) 22,055 19,078
PennyMac Financial Services, 5.375%, 10/15/25  (4) 12,155 11,790
PROG Holdings, 6.00%, 11/15/29  (4) 21,720 18,978
Ryan Specialty, 4.375%, 2/1/30  (4) 6,195 5,583
SLM, 4.20%, 10/29/25  11,580 11,001
Starwood Property Trust, 4.375%, 1/15/27  (4) 12,225 11,278
United Wholesale Mortgage, 5.50%, 4/15/29  (4) 8,485 7,541
United Wholesale Mortgage, 5.75%, 6/15/27  (4) 17,485 16,436
620,247
Food 0.9%
B&G Foods, 5.25%, 4/1/25  2,585 2,527
B&G Foods, 8.00%, 9/15/28  (4) 7,330 7,486
BellRing Brands, 7.00%, 3/15/30  (4)(6) 16,625 16,853
Chobani, 7.50%, 4/15/25  (4) 13,750 13,630
Darling Ingredients, 6.00%, 6/15/30  (4) 17,950 17,277
Triton Water Holdings, 6.25%, 4/1/29  (4) 8,657 7,412
65,185
Forest Products 0.3%
Cascades, 5.375%, 1/15/28  (4)(6) 11,620 10,908
Graphic Packaging International, 3.75%, 2/1/30  (4) 9,685 8,414
19,322
Gaming 4.0%
Caesars Entertainment, 7.00%, 2/15/30  (4) 14,270 14,252
Caesars Entertainment, 8.125%, 7/1/27  (4) 46,800 47,619
Churchill Downs, 6.75%, 5/1/31  (4) 14,940 14,679
Cirsa Finance International, 4.50%, 3/15/27 (EUR)  (4) 7,505 7,670
Cirsa Finance International, 10.375%, 11/30/27 (EUR)  (4) 2,580 3,038
International Game Technology, 5.25%, 1/15/29  (4) 25,335 23,752
International Game Technology, 6.25%, 1/15/27  (4) 17,023 16,938

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Light & Wonder International, 7.00%, 5/15/28  (4) 9,365 9,377
Light & Wonder International, 7.25%, 11/15/29  (4) 36,995 37,087
Light & Wonder International, 7.50%, 9/1/31  (4) 7,005 7,101
Lottomatica, 7.125%, 6/1/28 (EUR)  (4) 3,325 3,761
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29  (4) 12,700 10,700
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,538
Midwest Gaming Borrower, 4.875%, 5/1/29  (4) 13,340 11,873
Ontario Gaming GTA, 8.00%, 8/1/30  (4) 7,320 7,411
Playtika Holding, 4.25%, 3/15/29  (4) 12,570 10,653
Scientific Games Holdings, 6.625%, 3/1/30  (4) 14,995 13,421
Wynn Macau, 5.50%, 10/1/27  (4) 23,082 21,143
Wynn Resorts Finance, 5.125%, 10/1/29  (4) 10,965 9,868
Wynn Resorts Finance, 7.125%, 2/15/31  (4) 610 607
279,488
Health Care 6.8%
AdaptHealth, 5.125%, 3/1/30  (4) 12,665 10,069
AthenaHealth Group, 6.50%, 2/15/30  (4) 33,940 29,358
Avantor Funding, 4.625%, 7/15/28  (4) 34,000 31,748
Bausch & Lomb Escrow, 8.375%, 10/1/28  (4) 14,400 14,724
CHS, 5.25%, 5/15/30  (4) 21,825 17,023
CHS, 6.00%, 1/15/29  (4) 12,215 10,322
CHS, 6.125%, 4/1/30  (4) 24,275 13,594
CHS, 6.875%, 4/15/29  (4) 9,900 5,816
CHS, 8.00%, 12/15/27  (4) 24,945 23,573
IQVIA, 6.50%, 5/15/30  (4) 7,175 7,235
LifePoint Health, 9.875%, 8/15/30  (4) 2,351 2,280
LifePoint Health, 11.00%, 10/15/30  (4) 13,400 13,467
Medline Borrower, 5.25%, 10/1/29  (4) 35,173 31,788
Molina Healthcare, 4.375%, 6/15/28  (4) 14,875 13,759
Organon, 5.125%, 4/30/31  (4) 16,810 13,280
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26  (4) 15,655 15,107
Select Medical, 6.25%, 8/15/26  (4) 20,080 19,879
Star Parent, 9.00%, 10/1/30  (4) 13,820 14,356
Tenet Healthcare, 4.375%, 1/15/30  18,735 16,674
Tenet Healthcare, 6.125%, 10/1/28  45,700 44,272
Tenet Healthcare, 6.125%, 6/15/30  20,178 19,623
Tenet Healthcare, 6.75%, 5/15/31  (4) 10,730 10,717
Tenet Healthcare, 6.875%, 11/15/31  10,830 10,695
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  14,880 13,950
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  (6) 33,400 31,020
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 24,880
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,215 9,595
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,820 5,073
473,877

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 5.3%
Boxer Parent, 7.125%, 10/2/25  (4) 8,905 8,894
Boxer Parent, 9.125%, 3/1/26  (4) 14,650 14,632
Capstone Borrower, 8.00%, 6/15/30  (4) 21,410 21,463
Central Parent, 7.25%, 6/15/29  (4) 47,395 47,276
Central Parent, 8.00%, 6/15/29  (4) 13,585 13,908
Cloud Software Group, 6.50%, 3/31/29  (4) 24,390 22,439
Cloud Software Group, 9.00%, 9/30/29  (4) 43,810 39,374
Entegris Escrow, 5.95%, 6/15/30  (4) 50,035 48,346
Gen Digital, 6.75%, 9/30/27  (4) 17,780 17,891
Gen Digital, 7.125%, 9/30/30  (4)(6) 21,835 22,299
Go Daddy Operating, 5.25%, 12/1/27  (4) 7,220 6,994
Match Group Holdings II, 3.625%, 10/1/31  (4) 13,540 11,086
Match Group Holdings II, 4.125%, 8/1/30  (4) 24,050 20,863
Match Group Holdings II, 4.625%, 6/1/28  (4) 8,145 7,514
Match Group Holdings II, 5.00%, 12/15/27  (4) 8,265 7,893
Match Group Holdings II, 5.625%, 2/15/29  (4) 4,150 3,953
McAfee, 7.375%, 2/15/30  (4) 23,985 20,657
ROBLOX, 3.875%, 5/1/30  (4) 12,490 10,726
Twilio, 3.625%, 3/15/29  7,365 6,518
Twilio, 3.875%, 3/15/31  13,350 11,498
364,224
Lodging 0.7%
Hilton Domestic Operating, 4.00%, 5/1/31  (4) 16,975 14,896
Park Intermediate Holdings, 4.875%, 5/15/29  (4) 10,160 9,017
Park Intermediate Holdings, 5.875%, 10/1/28  (4) 8,775 8,270
RHP Hotel Properties, 4.50%, 2/15/29  (4) 16,525 14,852
RHP Hotel Properties, 7.25%, 7/15/28  (4) 2,095 2,129
49,164
Manufacturing 1.6%
Emerald Debt Merger Sub, 6.625%, 12/15/30  (4) 13,400 13,367
Gates Global, 6.25%, 1/15/26  (4) 11,705 11,544
Hillenbrand, 3.75%, 3/1/31  9,145 7,568
Hillenbrand, 5.00%, 9/15/26  430 422
Madison IAQ, 4.125%, 6/30/28  (4) 19,445 17,160
Madison IAQ, 5.875%, 6/30/29  (4) 11,160 9,333
Mueller Water Products, 4.00%, 6/15/29  (4) 17,000 15,003
Sensata Technologies, 4.00%, 4/15/29  (4) 23,815 21,195
Sensata Technologies, 5.875%, 9/1/30  (4) 11,945 11,467
Stevens Holding, 6.125%, 10/1/26  (4) 7,140 7,086
114,145
Metals & Mining 2.1%
Alcoa Nederland Holding, 6.125%, 5/15/28  (4) 11,935 11,702
Arsenal AIC Parent, 8.00%, 10/1/30  (4) 8,000 8,160
ATI, 5.125%, 10/1/31  7,935 7,003

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ATI, 7.25%, 8/15/30  5,695 5,752
Big River Steel, 6.625%, 1/31/29  (4) 19,532 19,483
ERO Copper, 6.50%, 2/15/30  (4) 10,911 9,312
FMG Resources, 5.875%, 4/15/30  (4) 12,210 11,752
GrafTech Global Enterprises, 9.875%, 12/15/28  (4)(6) 9,550 7,497
Hecla Mining, 7.25%, 2/15/28  29,735 29,438
Hudbay Minerals, 6.125%, 4/1/29  (4) 15,290 14,426
Mineral Resources, 9.25%, 10/1/28  (4) 8,985 9,288
Novelis, 4.75%, 1/30/30  (4) 14,150 12,859
146,672
Other Telecommunications 0.1%
Level 3 Financing, 3.75%, 7/15/29  (4) 12,780 4,601
4,601
Real Estate Investment Trust Securities 0.9%
Necessity Retail, 4.50%, 9/30/28  (4) 25,045 20,161
Service Properties Trust, 7.50%, 9/15/25  15,380 15,419
Service Properties Trust, 8.625%, 11/15/31  (4) 23,760 24,324
59,904
Restaurants 0.7%
Dave & Buster's, 7.625%, 11/1/25  (4) 12,224 12,255
Yum! Brands, 5.35%, 11/1/43  19,590 17,900
Yum! Brands, 6.875%, 11/15/37  14,435 15,193
45,348
Retail 1.0%
At Home Cayman, 11.50%, 5/12/28  (4) 3,692 2,400
At Home Group, 4.875%, 7/15/28  (4) 6,210 1,863
At Home Group, 7.125%, 5/12/28, (7.125% Cash or 8.625%
PIK)  (4)(7) 7,950 2,385
Bath & Body Works, 6.625%, 10/1/30  (4) 26,510 26,245
Bath & Body Works, 6.694%, 1/15/27  1,620 1,622
Bath & Body Works, 6.95%, 3/1/33  7,052 6,585
Bath & Body Works, 7.50%, 6/15/29  (6) 9,820 10,078
Bath & Body Works, 9.375%, 7/1/25  (4) 3,971 4,135
Linens 'n Things, VR, EC, 8.338%, 1/15/20  (2)(3) 9,800 —
PetSmart, 7.75%, 2/15/29  (4) 16,270 15,334
70,647
Satellites 1.2%
Connect Finco, 6.75%, 10/1/26  (4) 21,750 20,880
Hughes Satellite Systems, 6.625%, 8/1/26  (6) 28,605 22,526
Intelsat Jackson Holdings, 6.50%, 3/15/30  (4) 11,350 10,499
Telesat Canada, 6.50%, 10/15/27  (4) 11,445 5,265
Viasat, 5.625%, 4/15/27  (4) 17,309 16,032
Viasat, 7.50%, 5/30/31  (4) 10,670 7,629
82,831

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services 4.9%
Adtalem Global Education, 5.50%, 3/1/28  (4) 12,012 11,321
Advantage Sales & Marketing, 6.50%, 11/15/28  (4) 11,480 10,260
Albion Financing 1, 6.125%, 10/15/26  (4) 16,845 16,298
Albion Financing 2, 8.75%, 4/15/27  (4) 7,065 6,721
Allied Universal Holdco, 6.00%, 6/1/29  (4)(6) 12,370 9,370
Allied Universal Holdco, 9.75%, 7/15/27  (4) 38,770 35,620
eG Global Finance, 6.25%, 10/30/25 (EUR)  517 562
eG Global Finance, 12.00%, 11/30/28  (4) 13,900 14,456
Fair Isaac, 4.00%, 6/15/28  (4) 19,945 18,349
Gartner, 3.625%, 6/15/29  (4) 8,025 7,162
GFL Environmental, 6.75%, 1/15/31  (4) 6,540 6,605
GTCR W-2 Merger, 7.50%, 1/15/31  (4) 28,107 28,634
H&E Equipment Services, 3.875%, 12/15/28  (4) 30,820 27,237
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  (4) 2,135 2,136
Presidio Holdings, 8.25%, 2/1/28  (4) 19,285 18,731
Prime Security Services Borrower, 5.75%, 4/15/26  (4) 8,595 8,477
Prime Security Services Borrower, 6.25%, 1/15/28  (4)(6) 18,475 17,736
Ritchie Bros Holdings, 6.75%, 3/15/28  (4) 7,280 7,416
Ritchie Bros Holdings, 7.75%, 3/15/31  (4) 10,065 10,442
Sabre GLBL, 11.25%, 12/15/27  (4)(6) 7,640 6,905
TK Elevator Holdco, 7.625%, 7/15/28  (4)(6) 25,260 23,839
TK Elevator U.S. Newco, 5.25%, 7/15/27  (4) 25,605 24,261
United Rentals North America, 3.75%, 1/15/32  5,125 4,350
United Rentals North America, 3.875%, 2/15/31  15,500 13,466
Williams Scotsman, 7.375%, 10/1/31  (4) 9,541 9,768
340,122
Supermarkets 0.3%
Albertsons, 4.875%, 2/15/30  (4) 12,940 12,067
Iceland Bondco, 4.625%, 3/15/25 (GBP)  1,187 1,483
Iceland Bondco, 10.875%, 12/15/27 (GBP)  (4)(6) 2,400 3,114
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.464%, 12/15/27
(EUR)  (4) 2,390 2,589
19,253
Transportation 0.3%
Watco, 6.50%, 6/15/27  (4) 19,440 18,808
18,808
Utilities 3.9%
Calpine, 4.50%, 2/15/28  (4) 4,385 4,122
Calpine, 5.00%, 2/1/31  (4) 17,725 15,554
Calpine, 5.125%, 3/15/28  (4) 31,435 29,549
PG&E, 5.00%, 7/1/28  24,607 23,407
PG&E, 5.25%, 7/1/30  (6) 30,655 28,846
Talen Energy Supply, 8.625%, 6/1/30  (4) 34,154 35,691
Terraform Global Operating, 6.125%, 3/1/26  (4) 18,009 17,469

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TerraForm Power Operating, 5.00%, 1/31/28  (4) 21,566 20,380
TransAlta, 7.75%, 11/15/29  5,070 5,216
Vistra, VR, 7.00%  (4)(8)(9) 32,335 30,556
Vistra, VR, 8.00%  (4)(8)(9) 41,780 40,840
Vistra Operations, 7.75%, 10/15/31  (4) 19,050 19,479
271,109
Wireless Communications 0.5%
Iliad Holding SASU, 6.50%, 10/15/26  (4) 25,855 25,144
U.S. Cellular, 6.70%, 12/15/33  7,270 7,097
32,241
Total Corporate Bonds (Cost $6,734,509) 6,340,000
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (10) 44,327 23,050
Total Municipal Securities (Cost $23,968) 23,050
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.42%  (11)(12) 71,606 71,606
Total Short-Term Investments (Cost $71,606) 71,606
SECURITIES LENDING COLLATERAL 3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.42%  (11)(12) 12,729 12,729
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 12,729

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.42%  (11)(12) 192,469 192,469
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 192,469
Total Securities Lending Collateral (Cost $205,198) 205,198
Total Investments in Securities
101.5% of Net Assets
(Cost $7,439,541) $ 7,032,033
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,209,227 and represents 75.2% of net assets.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$8,851 and represents 0.1% of net assets.
(6) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 8,875 (3,198) (354) (2,844)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (2,844)
Total Centrally Cleared Swaps (2,844)
Net payments (receipts) of variation margin to date 2,911
Variation margin receivable (payable) on centrally cleared swaps $ 67
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 1/19/24 GBP 233 USD 290 $ 4
Barclays Bank 1/19/24 USD 8,616 GBP 7,084 (332)
JPMorgan Chase 1/19/24 USD 466 GBP 376 (9)
UBS Investment Bank 2/23/24 USD 46,326 EUR 42,456 (58)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (395)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 1,876 ++
Totals $ — # $ — $ 1,876 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 108,239 ¤ ¤ $ 276,804
Total $ 276,804 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,876 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $276,804.

T. ROWE PRICE High Yield Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,439,541) $ 7,032,033
Interest receivable 121,922
Receivable for investment securities sold 12,663
Cash deposits on centrally cleared swaps 3,569
Receivable for shares sold 3,319
Due from affiliates 1,454
Cash 779
Restricted cash pledged for bilateral derivatives 590
Variation margin receivable on centrally cleared swaps 67
Unrealized gain on forward currency exchange contracts 4
Other assets 250
Total assets 7,176,650
Liabilities
Obligation to return securities lending collateral 205,198
Payable for investment securities purchased 30,656
Payable for shares redeemed 5,644
Investment management fees payable 3,263
Unrealized loss on forward currency exchange contracts 399
Payable to directors 4
Other liabilities 3,324
Total liabilities 248,488
NET ASSETS $ 6,928,162

T. ROWE PRICE High Yield Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,543,131)
Paid-in capital applicable to 1,206,292,084 shares of $0.01
par value capital stock outstanding; 3,000,000,000 shares
authorized 8,471,293
NET ASSETS $ 6,928,162
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,130,509; Shares outstanding: 196,931,165) $ 5.74
Advisor Class
(Net assets: $18,144; Shares outstanding: 3,168,559) $ 5.73
I Class
(Net assets: $2,452,628; Shares outstanding: 427,123,876) $ 5.74
Z Class
(Net assets: $3,326,881; Shares outstanding: 579,068,484) $ 5.75

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 254,611
Dividend 2,859
Securities lending 787
Total income 258,257
Expenses
Investment management 20,478
Shareholder servicing
Investor Class $ 1,004
Advisor Class 15
I Class 171 1,190
Rule 12b-1 fees
Advisor Class 21
Prospectus and shareholder reports
Investor Class 32
Advisor Class 2
I Class 124
Z Class 2 160
Proxy and annual meeting 163
Custody and accounting 157
Registration 56
Legal and audit 25
Directors 13
Miscellaneous 45
Waived / paid by Price Associates (10,361)
Total expenses 11,947
Net investment income 246,310

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (125,252)
Swaps 1,577
Options written 265
Forward currency exchange contracts 85
Foreign currency transactions 160
Net realized loss (123,165)
Change in net unrealized gain / loss
Securities 284,940
Swaps (745)
Forward currency exchange contracts (848)
Other assets and liabilities denominated in foreign currencies (101)
Change in net unrealized gain / loss 283,246
Net realized and unrealized gain / loss 160,081
INCREASE IN NET ASSETS FROM OPERATIONS
$ 406,391

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 246,310 $ 459,621
Net realized loss (123,165) (273,230)
Change in net unrealized gain / loss 283,246 (199,740)
Increase (decrease) in net assets from operations 406,391 (13,349)
Distributions to shareholders
Net earnings
Investor Class (36,266) (71,801)
Advisor Class (565) (1,233)
I Class (87,521) (169,300)
Z Class (121,938) (225,949)
Decrease in net assets from distributions (246,290) (468,283)
Capital share transactions
*
Shares sold
Investor Class 89,108 82,819
Advisor Class 726 851
I Class 205,621 368,281
Z Class 288,200 283,325
Distributions reinvested
Investor Class 32,315 63,546
Advisor Class 559 1,220
I Class 73,956 144,058
Z Class 121,938 225,949
Shares redeemed
Investor Class (98,463) (240,057)
Advisor Class (1,132) (7,137)
I Class (447,729) (637,449)
Z Class (348,541) (424,458)
Decrease in net assets from capital share
transactions (83,442) (139,052)

T. ROWE PRICE High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase (decrease) during period 76,659 (620,684)
Beginning of period 6,851,503 7,472,187
End of period $ 6,928,162 $ 6,851,503
*Share information (000s)
Shares sold
Investor Class 15,798 14,627
Advisor Class 129 150
I Class 36,359 64,999
Z Class 50,966 49,550
Distributions reinvested
Investor Class 5,706 11,297
Advisor Class 99 218
I Class 13,054 25,606
Z Class 21,497 40,126
Shares redeemed
Investor Class (17,420) (42,467)
Advisor Class (200) (1,268)
I Class (80,523) (113,771)
Z Class (61,707) (75,401)
Decrease in shares outstanding (16,242) (26,334)

T. ROWE PRICE High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund (the fund)
is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.
The fund has four classes of shares: the High Yield Fund (Investor Class), the High
Yield Fund–Advisor Class (Advisor Class), the High Yield Fund–I Class (I Class), and
the High Yield Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and
Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are

T. ROWE PRICE High Yield Fund

reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE High Yield Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE High Yield Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 37,881 $ — $ 37,881
Bank Loans — 303,443 6,272 309,715
Common Stocks 58,782 — — 58,782
Convertible Preferred Stocks — — 8,851 8,851
Corporate Bonds — 6,340,000 — 6,340,000
Short-Term Investments 71,606 — — 71,606
Securities Lending Collateral 205,198 — — 205,198
Total Securities 335,586 6,681,324 15,123 7,032,033
Forward Currency Exchange
Contracts — 4 — 4
Total $ 335,586 $ 6,681,328 $ 15,123 $ 7,032,037
Liabilities
Swaps* $ — $ 2,844 $ — $ 2,844
Forward Currency Exchange
Contracts — 399 — 399
Total $ — $ 3,243 $ — $ 3,243
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 4
*
Total $ 4
*
Liabilities
Foreign exchange derivatives Forwards $ 399
Credit derivatives Centrally Cleared Swaps 2,844
Total $ 3,243
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties,
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 85 $ — $ 85
Credit derivatives 265 — 1,577 1,842
Total $ 265 $ 85 $ 1,577 $ 1,927
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ (848) $ — $ (848)
Credit derivatives — — (745) (745)
Total $ — $ (848) $ (745) $ (1,593)

T. ROWE PRICE High Yield Fund

also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2023, cash of $590,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2023, cash of $3,569,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE High Yield Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in

T. ROWE PRICE High Yield Fund

terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings;
and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).
Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.

T. ROWE PRICE High Yield Fund

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $8,875,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers

T. ROWE PRICE High Yield Fund

to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE High Yield Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$197,185,000; the value of cash collateral and related investments was $205,198,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,121,611,000 and $1,267,813,000, respectively, for the six months ended
November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE High Yield Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $1,040,746,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $7,440,133,000. Net unrealized loss aggregated $411,691,000 at period-end, of which $69,525,000 related to appreciated investments and $481,216,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to June 1, 2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE High Yield Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,123,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
li
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.70% 1.19% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 09/30/25 N/A
(Waived)/repaid during the
period ($000s) $(486) $— $— $(9,875)

T. ROWE PRICE High Yield Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2023, expenses incurred pursuant to these service agreements were $56,000 for Price Associates; $753,000 for T. Rowe Price Services, Inc.;
and $34,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2023, the fund was charged $6,000 for shareholder servicing costs related to the college savings plans, of which $3,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At November 30, 2023, less than 1%
of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.

T. ROWE PRICE High Yield Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,663,669 shares of the I Class, representing 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE High Yield Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 897,526,580 6,827,925
Mark J. Parrell 900,141,102 4,318,094
Kellye L. Walker 897,425,227 7,071,002
Eric L. Veiel 900,526,981 4,111,376

T. ROWE PRICE High Yield Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE High Yield Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F57-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024